Consolidated Income Statement - ARS ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Income Statement
Interest income	$ 1,157,697,255	$ 784,354,347	$ 627,418,680
Interest expenses	(825,494,087)	(515,399,394)	(366,990,536)
Net interest income	332,203,168	268,954,953	260,428,144
Net income from financial instruments measured at fair value through profit or loss	138,081,046	56,821,678	53,923,603
Result from derecognition of financial assets measured at amortized cost	16,857,100	1,531,618	1,541,901
Exchange rate differences on gold and foreign currency	5,800,908	8,541,784	6,019,802
Net Income From Financial instruments And Exchange Rate Differences	160,739,054	66,895,080	61,485,306
Net Financial Income	492,942,222	335,850,033	321,913,450
Service Fee Income	93,125,252	94,478,177	101,091,634
Service Fee Expense	(24,176,077)	(33,392,724)	(30,818,243)
Income from insurance activities	14,431,313	14,104,154	13,777,397
Net Service Fee Income	83,380,488	75,189,607	84,050,788
Subtotal	576,322,710	411,039,640	405,964,238
Results from exposure to changes in the purchasing power of money	(108,923,511)	(55,271,939)	(47,361,901)
Other operating income	23,688,747	32,671,074	32,616,164
Impairment losses on financial assets	(33,640,071)	(44,129,627)	(54,168,977)
Net operating income	457,447,875	344,309,148	337,049,524
Personnel expenses	(160,395,452)	(167,825,508)	(155,237,181)
Administration expenses	(84,438,694)	(88,946,808)	(93,147,074)
Depreciation and impairment of non-financial assets	(31,931,273)	(31,447,803)	(25,629,749)
Other operating expenses	(94,289,712)	(82,925,021)	(71,870,346)
Income / (Loss) before taxes	86,392,744	(26,835,992)	(8,834,826)
Income tax	(34,734,935)	11,164,078	(1,697,922)
Net Income / (Loss) for the year	51,657,809	(15,671,914)	(10,532,748)
Net Income / (Loss) for the year attributable to owners of the parent company	51,615,837	(15,654,911)	(10,521,726)
Net Income / (Loss) for the year attributable to non-controlling interests	41,972	(17,003)	(11,022)
NUMERATOR
Net Income / (Loss) for the year attributable to owners of the parent company	51,615,837	(15,654,911)	(10,521,726)
Net income attributable to owners of the parent company adjusted by dilution	$ 51,615,837	$ (15,654,911)	$ (10,521,726)
DENOMINATOR
Weighted average of ordinary shares	442,727	454,274	456,722
Weighted average of number of ordinary shares issued of the period adjusted by dilution effect	442,727	454,274	456,722
Basic Income (in pesos/share)	$ 116.59	$ (34.46)	$ (23.04)
Diluted Income (in pesos/share)	$ 116.59	$ (34.46)	$ (23.04)